CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY AND (USD $) In Thousands, except Share data		Total		Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Non-controlling Interest
Beginning Balance at Dec. 31, 2010		$ 4,045		$ 6	$ 78	$ 2,321	$ 423	$ 1,217
Beginning Balance (in shares) at Dec. 31, 2010	[1]			3,241,500
Comprehensive income		1,041		0	0	1,359	(318)	0
Acquisition of non-controlling interest		(1,474)		0	(78)	(179)	0	(1,217)
Ending Balance at Dec. 31, 2011		3,612	[1]	6	0	3,501	105	0
Ending Balance (in shares) at Dec. 31, 2011	[1]			3,241,500
Non-controlling interest arising from business combination		7,096		0	0	0	0	7,096
Classification of warrant derivatives to equity		1,105		0	1,105	0	0	0
Reverse split		0		(3)	3	0	0	0
Comprehensive income		5,388		0		5,417	128	(157)
Acquisition of non-controlling interest		(333)		0	(151)			(182)
Ending Balance at Dec. 31, 2012		$ 10,111		$ 3	$ 957	$ 8,918	$ 233	$ 6,757
Ending Balance (in shares) at Dec. 31, 2012	[1]			3,241,500

[1]	Giving retrospective effect to the reverse split- see Note 19.